Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of other assets
As at December 31, 2021 and 2020, other assets included the following:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Prepaid expenses	51	65
Taxes receivable	48	32
Right of use asset	24	57
Deferred contract costs	15	14
Reimbursable amounts due from customers	13	11
Favorable drilling and management services contracts	9	10
Restructuring backstop commitment fee	20	—
Other	44	43

Total other assets	224	232

Other assets are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Other current assets	197	187
Other non-current assets	27	45

Total other assets	224	232